Expense Example, No Redemption - Class C	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Corporate Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 1 Year	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 3 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 5 Years	Prospectus #1 Delaware Extended Duration Bond Fund Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Floating Rate Fund Expense Example, No Redemption, 10 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 1 Year	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 3 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 5 Years	Prospectus #3 Delaware High-Yield Opportunities Fund Expense Example, No Redemption, 10 Years
USD ($)	160	517	898	1,968	160	544	953	2,097	174	541	932	2,029	166	562	984	2,161